Provisions for expected credit losses - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Reconciliation of impairment charges
Recoveries	$ (132)	$ (93)	$ (100)
Impairment charges/(benefits)	(372)	940	2,238
Loans and credit commitments
Reconciliation of impairment charges
Business activity during the period	(226)	11	184
Net remeasurement of the provision for ECL	(9)	1,016	2,140
Debt Securities | Amortised cost
Reconciliation of impairment charges
Impairment charges	(6)	5	13
Debt Securities | FVOCI
Reconciliation of impairment charges
Impairment charges	$ 1	$ 1	$ 1